FINANCIAL INSTRUMENTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / oz	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents | $	$ 347,500,000	$ 367,100,000	$ 407,800,000
Percentage of reasonably possible increase	10.00%
Percentage of reasonably possible decrease	10.00%
2022 Prepay Arrangements
Disclosure of detailed information about financial instruments [line items]
Gold floor price, per ounce (in usd per ounce) | $ / oz	1,700
Gold cap price, per ounce (in usd per ounce) | $ / oz	2,100
Gold option increase price, per ounce (in usd per ounce) | $ / oz	2,100
2024 Q2 Prepay Arrangements
Disclosure of detailed information about financial instruments [line items]
Gold floor price, per ounce (in usd per ounce) | $ / oz	2,100
Gold cap price, per ounce (in usd per ounce) | $ / oz	2,925
Gold option increase price, per ounce (in usd per ounce) | $ / oz	2,925
Brent Crude Oil Option Contracts (barrels) | Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	$ 0
Gold price contracts | Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	0
Gold price Contracts
Disclosure of detailed information about financial instruments [line items]
Realized hedge losses recognized in profit or loss | $	2,200,000	$ 1,100,000
Côté Gold UJV
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents | $	46,000,000.0
Essakane mine
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents | $	$ 130,200,000